Income Taxes (Schedule of Significant Components of the Company's Deferred Tax Asset) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred taxes
Net operating loss carry-forwards	[1]	$ 40,755	$ 38,258	$ 36,550
Share-based compensation expense		351	1,163	1,774
Research and development costs		3,103	4,041	2,858
Other		10	9	13
Gross deferred tax assets		44,219	43,471	41,195
Less - Valuation allowance		(44,219)	(43,471)	(41,195)	$ (36,030)
Net deferred tax assets		$ 0	$ 0	$ 0

[1]	This excludes capital losses of approximately $14,224 thousands for which the company will create a full valuation allowance.